SUMMARY OF SIGNIFICANT ACCONTING POLICIES (Details Narrative) - USD ($)	Dec. 31, 2015	Jan. 31, 2015	Dec. 31, 2014
Summary Of Significant Acconting Policies Details Narrative
Commitments or contingencies
Cash and cash equivalents		$ 16	$ 10